SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of employee share option activity under the 2010 Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2025	359,202	0.17	1.96	222
Exercised	(150,030)	0.15	—	—
Forfeited	(12,750)	0.85	—	—
Outstanding, December 31, 2025	196,422	0.15	1.00	247
Vested as of December 31, 2025	196,422	0.15	1.00	247
Exercisable as of December 31, 2025	196,422	0.15	1.00	247

Schedule of fair value of the RSUs granted

Grant date:	November 2025
Risk-free interest rate(1)	3.56%
Volatility(2)	86.1%
Expected dividend yield(3)	—
Share price at grant date	US$1.37
Expected term	1~3 years
(1)	Risk-free interest rate: The risk-free interest rate is based on the United States Treasury Constant Maturity rate with a term equal to the expected term.
(2)	Volatility: Expected volatility is estimated based on the historical volatility of the Company’s share price over a lookback period equal to the expected term.
(3)	Dividend yield: The dividend yield is estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

Schedule of RSUs activity under the 2014 and 2020 Plans

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2025	4,912,467	4.99	2.3	23,285
Granted	1,455,913	5.99	—	—
Vested	(1,644,216)	5.47	—	—
Forfeited	(421,612)	3.73	—	—
Unvested, December 31, 2025	4,302,552	5.08	6.6	36,400

Schedule of total share-based compensation expenses relating to share options and RSUs granted to employees

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	—	4,886	1,196
Sales and marketing expenses	3,141	20,048	1,677
General and administrative expenses	28,883	118,374	21,956
Research and development expenses	3,272	5,249	949
	35,296	148,557	25,778